Report of Independent Registered Public Accounting Firm
To the Board of Trustees of ProFunds and Shareholders of each of the fifty funds listed below. In planning and performing our audits of the financial statements of each of the funds listed below (fifty of the funds constituting ProFunds, hereafter collectively referred to as the Funds) as of and for the year ended December 31, 2019, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), we considered the Funds internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Funds internal control over financial reporting. Accordingly, we do not express an opinion on the effectiveness of the Funds internal control over financial reporting.
ProFund VP Asia 30,
ProFund VP Internet
, ProFund
VP Short Mid-Cap,
ProFund VP Banks
ProFund VP Japan,

ProFund VP Short Nasdaq-100,
ProFund VP Basic Materials,

ProFund VP Large-Cap Growth,
ProFund VP Short Small-Cap,

ProFund VP Bear,
ProFund VP Large-Cap Value,
ProFund
VP Small-Cap,
ProFund VP Biotechnology,
ProFund VP Mid-Cap,

ProFund VP Small-Cap Growth,
ProFund VP Bull,
ProFund
VP Mid-Cap Growth,
ProFund VP Small-Cap Value,
ProFund VP
Consumer Goods,
ProFund VP Mid-Cap Value,
ProFund VP
Technology
, ProFund VP Consumer Services,
ProFund VP
Nasdaq-100,
ProFund VP Telecommunications,
ProFund VP Dow 30,

ProFund VP Oil & Gas,
ProFund VP U.S. Government Plus,

ProFund VP Emerging Markets,
ProFund VP Pharmaceuticals,

ProFund VP UltraBull,
ProFund VP Europe 30,
ProFund VP
Precious Metals,
ProFund VP UltraMid-Cap,
ProFund VP Falling
U.S. Dollar
, ProFund VP Real Estate,
ProFund VP UltraNasdaq-100,

ProFund VP Financials,
ProFund VP Rising Rates Opportunity,

ProFund VP UltraShort Dow 30,
ProFund VP Government Money Market,

ProFund VP Semiconductor,
ProFund VP UltraShort Nasdaq-100,

ProFund VP Health Care,
ProFund VP Short Dow 30,
ProFund VP
UltraSmall-Cap,
ProFund VP Industrials,
ProFund VP Short Emerging
Markets,
ProFund VP Utilities
, ProFund VP International,
ProFund
VP Short International.
The management of the Funds is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A companys internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles.
A companys internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and directors of the company and (3) provide reasonable assurance regarding prevention
or timely detection of unauthorized acquisition, use or disposition of a companys assets that could have a material effect on the financial statements.
Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may
become inadequate because of changes in conditions, or
that the degree of compliance with the policies or
procedures may deteriorate.
A deficiency in internal control over financial reporting
exists when the design or operation of a control does not
allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the companys annual or interim financial statements will
not be prevented or detected on a timely basis.
Our consideration of the Funds internal control over
financial reporting was for the limited purpose described
in the first paragraph and would not necessarily disclose
all deficiencies in internal control over financial reporting that might be material weaknesses under standards established by the PCAOB. However, we noted no deficiencies in the Funds internal control over financial reporting and its operation, including controls over safeguarding securities, that we consider to be material weaknesses as defined above as of December 31, 2019.
This report is intended solely for the information and use
of the Board of Trustees of ProFunds and the Securities
and Exchange Commission and is not intended to be and
should not be used by anyone other than these specified
parties.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 21, 2020